Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss, including noncontrolling interests	$ (4,116,876)	$ (3,413,845)	$ (15,769,279)	$ (12,578,211)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	537,522	713,330	2,319,427	2,722,893
Consulting expense for restricted shares issued	164,070
Change in fair value of warrant liability	(20,942)		(98,394)	1,546,280
Loss on extinguishment of convertible notes				2,322,943
Gain from forgiveness of Paycheck Protection Program loan				(62,500)
Change in fair value of embedded features				203,000
Issuance of ratchet shares			1,099,360
Amortization of debt discount				596,953
Change in operating assets and liabilities:
Prepaid expenses and other current assets	153,775	(134,341)	(505,233)	(15,155)
Australia research and development incentives receivable	(51,243)		(269,395)
Other assets		322	322	(3,122)
Accounts payable	(35,163)	(67,120)	211,346	805,516
Accrued expenses	534,693	352,874	915,742	997,126
Deferred offering costs	(526,485)	(262,093)	440,379	(651,582)
Deferred compensation		3,062
Due to related parties				(7,037)
Net cash used in operating activities	(3,360,649)	(2,807,811)	(11,655,725)	(4,122,896)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of transaction costs		2,373,561	2,473,560	5,742,171
Proceeds from exercise of stock options		47,700	84,000	9,000
Proceeds from exercise of warrants		110,000	385,400	529,425
Proceeds from issuance of convertible notes, warrants, and embedded conversion features				7,369,000
Proceeds from Paycheck Protection Program loan				62,500
Collections of subscriptions receivable				322,002
Proceeds from sale of common stock in intial public offering			11,500,000
Payment of initial public offering transaction costs			(2,406,170)
Payment on loan payable to officer				(367)
Net cash provided by financing activities		2,531,261	12,036,790	14,033,731
Net effect of foreign currency exchange on cash	(3,966)	(4,282)	(4,430)
Net decrease in cash	(3,364,615)	(280,832)	376,635	9,910,835
Cash at beginning of period	10,950,927	10,574,292	10,574,292	663,457
Cash at end of period	$ 7,586,312	$ 10,293,460	10,950,927	10,574,292
Supplemental disclosure of cash flow information:
Conversion of convertible notes and accrued interest into MAIA common stock				8,249,587
Conversion of SAFE into MAIA common stock				25,000
Options issued for accrued bonus				786,531
Options issued for deferred compensation				285,418
Reclassification of warrant liability to equity				1,952,000
Issuance of convertible note for payment on loan to officer				$ (21,000)
Previously paid issuance costs in connection with the initial public offering			651,582
Warrants issued to underwriters in connection with the initial public offering			$ 343,735